UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00032
American Funds Fundamental Investors
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class A
| ANCFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.58% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class C
| AFICX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class T
| TFFFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-1
| AFIFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-2
| FINFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors

(the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-3
| FUNFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-A
| CFNAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-C
| CFNCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-E
| CFNEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.85% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-T
| TIIIX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-1
| CFNFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-2
| FFXFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-3
| FEEFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-1
| RFNAX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2
| RFNBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class
R-2E
| RFEBX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-3
| RFNCX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.92% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-4
| RFNEX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5E
| RFNHX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.42% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5
| RFNFX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-010-0825 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-6
| RFNGX
for the six months ended June 30, 2025
This semi-annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.27% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 152,237
Total number of portfolio holdings	228
Portfolio turnover rate	13%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-010-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fundamental Investors®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2025
Lit. No. MFGEFP2-010-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025unaudited

Common stocks 96.70%	Shares	Value (000)
Information technology 28.85%
Broadcom, Inc.	38,116,361	$10,506,774
Microsoft Corp.	18,450,730	9,177,578
NVIDIA Corp.	33,212,055	5,247,172
Taiwan Semiconductor Manufacturing Co., Ltd.	68,124,000	2,471,979
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,607,892	1,270,131
Micron Technology, Inc.	23,764,322	2,928,953
SK hynix, Inc.	8,947,402	1,935,863
MicroStrategy, Inc., Class A (a)	4,255,592	1,720,238
Shopify, Inc., Class A, subordinate voting shares (a)	13,282,443	1,532,130
KLA Corp.	1,436,044	1,286,322
Apple, Inc.	6,037,144	1,238,641
ASML Holding NV (ADR)	609,334	488,314
ASML Holding NV	405,236	323,451
Salesforce, Inc.	2,899,685	790,715
Cloudflare, Inc., Class A (a)	3,235,685	633,644
ServiceNow, Inc. (a)	335,251	344,665
Keysight Technologies, Inc. (a)	1,968,152	322,501
Procore Technologies, Inc. (a)	4,266,633	291,923
Motorola Solutions, Inc.	646,698	271,911
Accenture PLC, Class A	841,684	251,571
AppLovin Corp., Class A (a)	702,409	245,899
Applied Materials, Inc.	1,290,424	236,238
Adobe, Inc. (a)	350,731	135,691
CDW Corp.	597,872	106,774
Intel Corp.	4,448,742	99,652
Crane NXT, Co.	1,067,053	57,514
		43,916,244

Industrials 14.07%
TransDigm Group, Inc.	2,775,111	4,219,945
General Electric Co.	6,000,001	1,544,340
United Rentals, Inc.	1,631,725	1,229,342
RTX Corp.	8,110,188	1,184,250
Rolls-Royce Holdings PLC	73,533,157	976,650
Boeing Co. (The) (a)	4,379,223	917,579
Carrier Global Corp.	12,086,411	884,604
Ryanair Holdings PLC (ADR)	15,208,418	877,070
ITT, Inc. (b)	5,536,162	868,236
Quanta Services, Inc.	2,281,219	862,483
GE Vernova, Inc.	1,372,922	726,482
Ingersoll-Rand, Inc.	7,809,103	649,561
Dayforce, Inc. (a)(b)	9,585,563	530,944
Honeywell International, Inc.	2,229,996	519,322
Northrop Grumman Corp.	902,196	451,080
Airbus SE, non-registered shares	2,064,429	431,060
Regal Rexnord Corp.	2,973,475	431,035
Lifco AB, Class B	8,968,067	362,859
United Airlines Holdings, Inc. (a)	4,236,809	337,377
Union Pacific Corp.	1,430,271	329,077
DSV A/S	1,351,149	324,681
Paychex, Inc.	2,213,210	321,934
XPO, Inc. (a)	2,537,006	320,399
Equifax, Inc.	1,225,697	317,909
Waste Connections, Inc.	1,646,126	307,365
Schneider Electric SE	998,223	265,508
Deere & Co.	398,581	202,674
Comfort Systems USA, Inc.	368,362	197,519
Crane Co.	1,017,169	193,150
FTAI Aviation, Ltd.	1,538,416	176,979
3M Co.	974,517	148,361

1	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
FedEx Corp.	483,033	$109,798
Lennox International, Inc.	174,306	99,919
SS&C Technologies Holdings, Inc.	1,129,194	93,497
		21,412,989

Financials 11.55%
Visa, Inc., Class A	5,799,185	2,059,001
Apollo Asset Management, Inc.	10,886,970	1,544,534
JPMorgan Chase & Co.	3,783,274	1,096,809
Fiserv, Inc. (a)	5,322,533	917,658
Mastercard, Inc., Class A	1,359,023	763,689
Brookfield Corp., Class A	11,654,337	720,821
Ares Management Corp., Class A	3,668,676	635,415
Aon PLC, Class A	1,710,242	610,146
Arthur J. Gallagher & Co.	1,889,246	604,785
Blue Owl Capital, Inc., Class A	30,939,902	594,356
Capital One Financial Corp.	2,612,691	555,876
Intercontinental Exchange, Inc.	2,977,647	546,309
Marsh & McLennan Cos., Inc.	2,452,444	536,202
Truist Financial Corp.	11,553,682	496,693
KKR & Co., Inc.	3,669,757	488,188
Goldman Sachs Group, Inc.	637,856	451,443
OneMain Holdings, Inc. (b)	7,759,550	442,294
Citigroup, Inc.	4,944,660	420,889
Progressive Corp.	1,572,645	419,676
RenaissanceRe Holdings, Ltd.	1,446,042	351,244
HDFC Bank, Ltd.	8,300,000	193,709
HDFC Bank, Ltd. (ADR)	1,974,723	151,402
Bank of America Corp.	6,588,827	311,783
Blackstone, Inc.	1,955,542	292,510
BlackRock, Inc.	272,459	285,878
Synchrony Financial	4,178,834	278,895
Wells Fargo & Co.	2,886,094	231,234
XP, Inc., Class A	10,327,142	208,608
Citizens Financial Group, Inc.	4,588,119	205,318
Brown & Brown, Inc.	1,745,217	193,492
Chubb, Ltd.	607,807	176,094
Sampo OYJ, Class A	14,385,337	154,710
CaixaBank SA, non-registered shares	15,038,322	130,272
UniCredit SpA	1,889,414	126,661
Morgan Stanley	739,797	104,208
Arch Capital Group, Ltd.	1,125,354	102,463
Edenred SA	2,180,001	67,511
Charles Schwab Corp. (The)	590,836	53,908
Fidelity National Information Services, Inc.	575,155	46,823
Checkout Payments Group, Ltd., Class B (c)(d)	159,760	14,755
		17,586,262

Consumer discretionary 9.23%
Amazon.com, Inc. (a)	17,766,550	3,897,803
MercadoLibre, Inc. (a)	551,488	1,441,386
Royal Caribbean Cruises, Ltd.	4,349,055	1,361,863
Restaurant Brands International, Inc.	14,121,327	936,103
Coupang, Inc., Class A (a)	29,790,882	892,535
Starbucks Corp.	9,429,030	863,982
Booking Holdings, Inc.	118,971	688,752
Chipotle Mexican Grill, Inc. (a)	8,405,184	471,951
Wynn Resorts, Ltd.	3,934,505	368,545
D.R. Horton, Inc.	2,222,607	286,538
Hilton Worldwide Holdings, Inc.	1,057,769	281,726
Burlington Stores, Inc. (a)	1,178,941	274,269
Flutter Entertainment PLC (a)	898,401	256,727
Norwegian Cruise Line Holdings, Ltd. (a)	12,535,390	254,218
Amadeus IT Group SA, Class A, non-registered shares	2,956,066	248,900
Evolution AB	2,763,127	219,510

Fundamental Investors	2

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Compagnie Financiere Richemont SA, Class A	1,121,143	$211,173
YUM! Brands, Inc.	1,361,635	201,767
Home Depot, Inc.	434,090	159,155
B&M European Value Retail SA	40,039,390	149,162
Vail Resorts, Inc.	851,717	133,830
Caesars Entertainment, Inc. (a)	3,987,659	113,210
NIKE, Inc., Class B	1,526,147	108,417
Carvana Co., Class A (a)	277,185	93,400
Domino’s Pizza, Inc.	139,299	62,768
Tractor Supply Co.	923,150	48,715
Ferrari NV (EUR denominated)	58,274	28,563
		14,054,968

Consumer staples 8.40%
Philip Morris International, Inc.	34,327,697	6,252,103
British American Tobacco PLC	48,204,204	2,291,381
British American Tobacco PLC (ADR)	548,806	25,975
Performance Food Group Co. (a)(b)	10,014,566	875,974
Nestle SA	7,046,354	700,062
Keurig Dr Pepper, Inc.	14,611,196	483,046
Bunge Global SA	4,344,352	348,765
Mondelez International, Inc., Class A	4,878,015	328,973
Church & Dwight Co., Inc.	2,982,573	286,655
Altria Group, Inc.	4,424,330	259,399
Imperial Brands PLC	6,509,914	257,084
Dollar Tree Stores, Inc. (a)	1,790,125	177,294
Estee Lauder Cos., Inc. (The), Class A	2,000,000	161,600
Procter & Gamble Co.	861,292	137,221
US Foods Holding Corp. (a)	1,243,593	95,769
Danone SA	696,676	56,920
Dollar General Corp.	482,892	55,233
		12,793,454

Health care 7.81%
Eli Lilly and Co.	2,580,010	2,011,195
UnitedHealth Group, Inc.	3,673,082	1,145,891
Amgen, Inc.	3,054,462	852,836
Vertex Pharmaceuticals, Inc. (a)	1,782,694	793,655
Thermo Fisher Scientific, Inc.	1,715,474	695,556
AstraZeneca PLC	4,947,790	687,308
Abbott Laboratories	4,621,148	628,522
Bristol-Myers Squibb Co.	13,159,907	609,172
Alnylam Pharmaceuticals, Inc. (a)	1,604,154	523,099
Molina Healthcare, Inc. (a)	1,732,578	516,135
CVS Health Corp.	7,289,637	502,839
Novo Nordisk AS, Class B	7,031,609	488,036
Centene Corp. (a)	6,041,739	327,946
Elevance Health, Inc.	720,190	280,125
Danaher Corp.	1,106,415	218,561
Jazz Pharmaceuticals PLC (a)	2,000,000	212,240
EssilorLuxottica SA	752,074	206,327
Mettler-Toledo International, Inc. (a)	164,015	192,672
Zimmer Biomet Holdings, Inc.	1,853,722	169,078
Exact Sciences Corp. (a)	2,493,168	132,487
Regeneron Pharmaceuticals, Inc.	241,902	126,999
Boston Scientific Corp. (a)	1,161,774	124,786
Illumina, Inc. (a)	1,174,725	112,081
Cooper Cos., Inc. (a)	1,354,585	96,392
Rede D’Or Sao Luiz SA	13,701,880	89,327
agilon health, Inc. (a)(b)	26,799,701	61,639
McKesson Corp.	71,104	52,104
AbbVie, Inc.	186,739	34,663
		11,891,671

3	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Communication services 7.75%
Alphabet, Inc., Class C	21,032,790	$3,731,007
Alphabet, Inc., Class A	3,000,904	528,849
Meta Platforms, Inc., Class A	4,904,666	3,620,085
ROBLOX Corp., Class A (a)	8,991,087	945,862
Publicis Groupe SA	7,623,258	859,189
Netflix, Inc. (a)	523,004	700,370
Charter Communications, Inc., Class A (a)	1,614,669	660,093
T-Mobile US, Inc.	1,397,664	333,007
Electronic Arts, Inc.	1,235,710	197,343
Comcast Corp., Class A	4,452,974	158,927
Nintendo Co., Ltd.	675,300	65,089
		11,799,821

Materials 2.65%
Grupo Mexico, SAB de CV, Series B	106,915,100	647,604
Wheaton Precious Metals Corp.	7,102,473	637,802
Linde PLC	919,690	431,500
Barrick Mining Corp.	18,841,557	392,281
Glencore PLC	82,807,125	322,355
Freeport-McMoRan, Inc.	6,829,541	296,061
Royal Gold, Inc.	1,633,190	290,447
LyondellBasell Industries NV	3,921,819	226,916
First Quantum Minerals, Ltd. (a)	12,386,452	220,032
Air Products and Chemicals, Inc.	728,998	205,621
Lundin Mining Corp.	17,950,710	188,768
Nucor Corp.	1,234,779	159,953
Vale SA, ordinary nominative shares	1,266,817	12,276
		4,031,616

Energy 2.46%
Canadian Natural Resources, Ltd. (CAD denominated)	35,568,297	1,117,917
EOG Resources, Inc.	5,651,986	676,034
ConocoPhillips	6,581,986	590,667
Cenovus Energy, Inc. (CAD denominated)	34,838,181	474,060
EQT Corp.	5,701,653	332,520
Exxon Mobil Corp.	2,354,405	253,805
Schlumberger NV	3,579,957	121,003
Viper Energy, Inc., Class A	2,519,367	96,064
TotalEnergies SE	1,341,544	82,332
		3,744,402

Utilities 2.43%
Constellation Energy Corp.	3,548,255	1,145,235
FirstEnergy Corp.	20,878,882	840,584
CenterPoint Energy, Inc.	12,226,700	449,209
Southern Co. (The)	4,366,564	400,981
PG&E Corp.	16,842,456	234,784
Brookfield Infrastructure Partners, LP	6,980,868	233,866
Vistra Corp.	990,884	192,043
NiSource Inc.	4,204,213	169,598
Atmos Energy Corp.	169,489	26,120
		3,692,420

Real estate 1.50%
Welltower, Inc. REIT	6,585,598	1,012,404
Extra Space Storage, Inc. REIT	2,453,180	361,697
VICI Properties, Inc. REIT	10,036,595	327,193
Rexford Industrial Realty, Inc. REIT	5,802,340	206,389

Fundamental Investors	4

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Mid-America Apartment Communities, Inc. REIT	1,226,670	$181,559
Alexandria Real Estate Equities, Inc. REIT	1,980,929	143,875
Lineage, Inc. REIT	1,308,287	56,937
		2,290,054
Total common stocks (cost: $73,397,257,000)		147,213,901
Preferred securities 0.26%
Information technology 0.26%
MicroStrategy, Inc., Series A, 10.00% junior subordinated perpetual noncumulative preferred shares (a)	2,666,900	239,354
MicroStrategy, Inc., Series A, 10.00% perpetual cumulative preferred shares (e)	1,296,300	146,676
Total preferred securities (cost: $336,872,000)		386,030
Convertible stocks 0.23%
Information technology 0.23%
MicroStrategy, Inc., 8.00% perpetual convertible preferred shares (e)	2,029,615	245,604
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	1,600,000	106,624
Total convertible stocks (cost: $246,033,000)		352,228
Short-term securities 2.80%
Money market investments 2.78%
Capital Group Central Cash Fund 4.35% (b)(f)	42,362,283	4,236,229

Money market investments purchased with collateral from securities on loan 0.02%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.26% (f)(g)	30,830,194	30,830
Total short-term securities (cost: $4,266,851,000)		4,267,059
Total investment securities 99.99% (cost: $78,247,013,000)		152,219,218
Other assets less liabilities 0.01%		17,800
Net assets 100.00%		$152,237,018
Investments in affiliates (b)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.83%
Industrials 0.92%
ITT, Inc.	$793,175	$—	$2,172	$893	$76,340	$868,236	$3,890
Dayforce, Inc. (a)	698,204	—	1,600	330	(165,990)	530,944	—
Regal Rexnord Corp. (h)	630,581	—	127,803	(46,509)	(25,234)	—	2,312
TransDigm Group, Inc. (h)	3,580,312	—	71,120	17,191	693,562	—	—
						1,399,180
Financials 0.29%
OneMain Holdings, Inc.	405,614	—	1,106	133	37,653	442,294	16,154
Consumer staples 0.58%
Performance Food Group Co. (a)	849,052	—	2,244	776	28,390	875,974	—

5	Fundamental Investors

Investments in affiliates (b) (continued)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Health care 0.04%
agilon health, Inc. (a)	$42,510	$20,545	$217	$(167)	$(1,032)	$61,639	$—
Total common stocks						2,779,087
Short-term securities 2.78%
Money market investments 2.78%
Capital Group Central Cash Fund 4.35% (f)	2,320,593	7,922,339	6,006,126	(328)	(249)	4,236,229	94,748
Total 4.61%				$(27,681)	$643,440	$7,015,316	$117,104
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B (c)	1/11/2022	$49,613	$14,755	0.01%

(a)	Security did not produce income during the last 12 months.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(c)	Value determined using significant unobservable inputs.
(d)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $14,755,000, which represented 0.01% of the net assets of the fund.

(e)
All or a portion of this security was on loan. The total value of all such securities was $33,556,000, which represented 0.02% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

(f)	Rate represents the seven-day yield at 6/30/2025.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2025. Refer to the investment portfolio for the security value at 6/30/2025.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Fundamental Investors	6

Financial statements
Statement of assets and liabilities at June 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $33,556 of investment securities on loan):
Unaffiliated issuers (cost: $71,447,785)	$145,203,902
Affiliated issuers (cost: $6,799,228)	7,015,316	$152,219,218
Cash		4,710
Cash denominated in currencies other than U.S. dollars (cost: $5,149)		5,047
Cash collateral received for securities on loan		3,426
Receivables for:
Sales of investments	153,684
Sales of fund’s shares	110,641
Dividends and interest	214,127
Securities lending income	122
Other	3,334	481,908
		152,714,309
Liabilities:
Collateral for securities on loan		34,256
Payables for:
Purchases of investments	221,800
Repurchases of fund’s shares	145,934
Investment advisory services	28,760
Services provided by related parties	26,168
Trustees’ deferred compensation	5,397
Other	14,976	443,035
Net assets at June 30, 2025		$152,237,018
Net assets consist of:
Capital paid in on shares of beneficial interest		$71,910,509
Total distributable earnings (accumulated loss)		80,326,509
Net assets at June 30, 2025		$152,237,018
Refer to the notes to financial statements.

7	Fundamental Investors

Financial statements (continued)
Statement of assets and liabilities at June 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,733,571 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$80,970,656	921,663	$87.85
Class C	1,161,758	13,313	87.26
Class T	15	— *	87.81
Class F-1	2,053,395	23,389	87.79
Class F-2	15,396,940	175,397	87.78
Class F-3	11,131,913	126,812	87.78
Class 529-A	4,490,982	51,249	87.63
Class 529-C	74,413	847	87.89
Class 529-E	114,142	1,304	87.53
Class 529-T	28	— *	87.81
Class 529-F-1	20	— *	87.51
Class 529-F-2	517,114	5,888	87.83
Class 529-F-3	21	— *	87.83
Class R-1	102,525	1,175	87.23
Class R-2	749,197	8,605	87.07
Class R-2E	109,076	1,252	87.15
Class R-3	1,694,876	19,362	87.54
Class R-4	1,444,645	16,498	87.57
Class R-5E	309,889	3,538	87.59
Class R-5	830,836	9,448	87.94
Class R-6	31,084,577	353,831	87.85
*
Amount less than one thousand.
Refer to the notes to financial statements.

Fundamental Investors	8

Financial statements (continued)
Statement of operations for the six months ended June 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $30,715; also includes $117,104 from affiliates)	$1,088,710
Interest from unaffiliated issuers	1,009
Securities lending income (net of fees)	246	$1,089,965
Fees and expenses*:
Investment advisory services	165,974
Distribution services	112,719
Transfer agent services	37,338
Administrative services	20,948
529 plan services	1,274
Reports to shareholders	1,160
Registration statement and prospectus	930
Trustees’ compensation	296
Auditing and legal	51
Custodian	1,788
Other	103	342,581
Net investment income		747,384
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $8,963):
Unaffiliated issuers	5,984,811
Affiliated issuers	(27,681)
In-kind redemptions	245,820
Currency transactions	4,349	6,207,299
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $5,857):
Unaffiliated issuers	8,527,795
Affiliated issuers	643,440
Currency translations	3,647	9,174,882
Net realized gain (loss) and unrealized appreciation (depreciation)		15,382,181
Net increase (decrease) in net assets resulting from operations		$16,129,565
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

9	Fundamental Investors

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2025**	2024

Operations:
Net investment income	$747,384	$1,544,346
Net realized gain (loss)	6,207,299	13,417,746
Net unrealized appreciation (depreciation)	9,174,882	13,020,899
Net increase (decrease) in net assets resulting from operations	16,129,565	27,982,991
Distributions paid to shareholders	(3,867,597)	(11,902,330)
Net capital share transactions	(826,873)	(323,253)
Total increase (decrease) in net assets	11,435,095	15,757,408
Net assets:
Beginning of period	140,801,923	125,044,515
End of period	$152,237,018	$140,801,923
*
Unaudited.
Refer to the notes to financial statements.

Fundamental Investors	10

Notes to financial statementsunaudited
1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11	Fundamental Investors

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fundamental Investors	12

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

13	Fundamental Investors

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$43,916,244	$—	$—	$43,916,244
Industrials	21,412,989	—	—	21,412,989
Financials	17,571,507	—	14,755	17,586,262
Consumer discretionary	14,054,968	—	—	14,054,968
Consumer staples	12,793,454	—	—	12,793,454
Health care	11,891,671	—	—	11,891,671
Communication services	11,799,821	—	—	11,799,821
Materials	4,031,616	—	—	4,031,616
Energy	3,744,402	—	—	3,744,402
Utilities	3,692,420	—	—	3,692,420
Real estate	2,290,054	—	—	2,290,054
Preferred securities	386,030	—	—	386,030
Convertible stocks	352,228	—	—	352,228
Short-term securities	4,267,059	—	—	4,267,059
Total	$152,204,463	$—	$14,755	$152,219,218
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Fundamental Investors	14

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2025, the total value of securities on loan was $33,556,000, and the total value of collateral received was $34,256,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

15	Fundamental Investors

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$174,851
Undistributed long-term capital gains	3,223,014
As of June 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$75,433,165
Gross unrealized depreciation on investments	(1,605,816)
Net unrealized appreciation (depreciation) on investments	73,827,349
Cost of investments	78,391,869

Fundamental Investors	16

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$310,085	$1,711,981	$2,022,066	$813,111	$5,478,121	$6,291,232
Class C	415	24,736	25,151	4,182	86,771	90,953
Class T	— *	— *	— *	— *	1	1
Class F-1	7,306	43,543	50,849	20,420	143,973	164,393
Class F-2	72,697	325,717	398,414	180,514	1,033,288	1,213,802
Class F-3	57,977	235,481	293,458	140,321	748,185	888,506
Class 529-A	16,516	94,956	111,472	43,284	301,576	344,860
Class 529-C	7	1,565	1,572	225	5,543	5,768
Class 529-E	300	2,418	2,718	876	7,737	8,613
Class 529-T	— *	1	1	— *	2	2
Class 529-F-1	— *	— *	— *	— *	1	1
Class 529-F-2	2,423	10,810	13,233	5,564	32,349	37,913
Class 529-F-3	— *	— *	— *	— *	1	1
Class R-1	32	2,181	2,213	320	7,113	7,433
Class R-2	193	15,981	16,174	2,485	53,407	55,892
Class R-2E	177	2,336	2,513	602	7,141	7,743
Class R-3	3,877	36,069	39,946	12,474	118,887	131,361
Class R-4	5,296	30,580	35,876	15,007	102,326	117,333
Class R-5E	1,402	6,565	7,967	3,425	20,735	24,160
Class R-5	4,311	18,066	22,377	11,015	59,416	70,431
Class R-6	161,343	660,254	821,597	392,934	2,048,998	2,441,932
Total	$644,357	$3,223,240	$3,867,597	$1,646,759	$10,255,571	$11,902,330
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.227% on such assets in excess of $144 billion. For the six months ended June 30, 2025, the investment advisory services fees were $165,974,000, which were equivalent to an annualized rate of 0.238% of average daily net assets.

17	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2025, the 529 plan services fees were $1,274,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

Fundamental Investors	18

For the six months ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$90,508	$22,788	$11,150	Not applicable
Class C	5,570	343	167	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,362	1,182	287	Not applicable
Class F-2	Not applicable	7,888	2,115	Not applicable
Class F-3	Not applicable	52	1,525	Not applicable
Class 529-A	4,664	1,175	615	$1,103
Class 529-C	351	21	11	19
Class 529-E	256	17	16	28
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	96	69	124
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	471	43	14	Not applicable
Class R-2	2,614	1,206	105	Not applicable
Class R-2E	293	98	15	Not applicable
Class R-3	3,937	1,177	236	Not applicable
Class R-4	1,693	686	203	Not applicable
Class R-5E	Not applicable	214	42	Not applicable
Class R-5	Not applicable	208	119	Not applicable
Class R-6	Not applicable	144	4,259	Not applicable

Total class-specific expenses	$112,719	$37,338	$20,948	$1,274
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $296,000 in the fund’s statement of operations reflects $219,000 in current fees (either paid in cash or deferred) and a net increase of $77,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $625,478,000 and $598,257,000, respectively, which generated $145,679,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2025.

19	Fundamental Investors

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2025
Class A	$1,663,656	20,482	$1,988,208	23,537	$(4,277,933)	(52,600)	$(626,069)	(8,581)
Class C	68,001	845	25,098	297	(206,672)	(2,577)	(113,573)	(1,435)
Class T	—	—	—	—	—	—	—	—
Class F-1	24,760	305	50,450	597	(152,452)	(1,871)	(77,242)	(969)
Class F-2	1,170,761	14,381	386,869	4,590	(1,504,024)	(18,619)	53,606	352
Class F-3	743,856	9,132	291,197	3,457	(1,034,877)	(12,795)	176	(206)
Class 529-A	151,675	1,863	111,455	1,322	(279,350)	(3,430)	(16,220)	(245)
Class 529-C	7,466	92	1,572	19	(16,585)	(205)	(7,547)	(94)
Class 529-E	4,353	54	2,714	32	(7,943)	(98)	(876)	(12)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	45,326	556	13,221	157	(33,687)	(417)	24,860	296
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	4,962	62	2,208	26	(8,817)	(110)	(1,647)	(22)
Class R-2	44,932	558	16,171	192	(102,212)	(1,270)	(41,109)	(520)
Class R-2E	10,023	124	2,513	30	(9,797)	(120)	2,739	34
Class R-3	106,840	1,322	39,885	473	(213,383)	(2,631)	(66,658)	(836)
Class R-4	88,692	1,092	35,868	426	(192,410)	(2,361)	(67,850)	(843)
Class R-5E	26,154	325	7,968	95	(35,616)	(439)	(1,494)	(19)
Class R-5	57,687	701	22,359	265	(126,417)	(1,543)	(46,371)	(577)
Class R-6	1,352,929	16,758	818,817	9,713	(2,013,346)	(24,250)	158,400	2,221
Total net increase (decrease)	$5,572,073	68,652	$3,816,575	45,228	$(10,215,521)	(125,336)	$(826,873)	(11,456)
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	20

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$3,080,315	38,295	$6,184,484	76,395	$(8,086,778)	(100,043)	$1,178,021	14,647
Class C	130,782	1,636	90,764	1,128	(385,927)	(4,845)	(164,381)	(2,081)
Class T	—	—	—	—	—	—	—	—
Class F-1	67,430	834	163,282	2,018	(324,798)	(4,057)	(94,086)	(1,205)
Class F-2	2,485,421	30,876	1,178,818	14,576	(3,488,606)	(43,390)	175,633	2,062
Class F-3	1,527,634	18,861	882,652	10,915	(2,130,950)	(26,463)	279,336	3,313
Class 529-A	296,619	3,689	344,758	4,269	(565,602)	(7,037)	75,775	921
Class 529-C	16,000	199	5,766	71	(36,575)	(455)	(14,809)	(185)
Class 529-E	7,632	97	8,612	107	(19,001)	(235)	(2,757)	(31)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	82,837	1,032	37,902	468	(68,726)	(853)	52,013	647
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	8,708	109	7,418	92	(26,328)	(328)	(10,202)	(127)
Class R-2	92,085	1,155	55,879	696	(167,629)	(2,107)	(19,665)	(256)
Class R-2E	14,647	185	7,743	96	(20,016)	(253)	2,374	28
Class R-3	192,671	2,411	131,151	1,626	(392,023)	(4,879)	(68,201)	(842)
Class R-4	147,394	1,848	117,307	1,454	(377,708)	(4,700)	(113,007)	(1,398)
Class R-5E	54,091	675	24,159	299	(43,418)	(541)	34,832	433
Class R-5	63,469	785	70,364	869	(172,869)	(2,145)	(39,036)	(491)
Class R-6	1,880,068	23,315	2,433,339	30,071	(5,908,505)	(73,648)	(1,595,098)	(20,262)
Total net increase (decrease)	$10,147,803	126,002	$11,744,403	145,150	$(22,215,459)	(275,979)	$(323,253)	(4,827)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $18,524,549,000 and $24,327,632,000, respectively, during the six months ended June 30, 2025.

21	Fundamental Investors

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
6/30/2025[5,6]	$80.72	$.40	$8.96	$9.36	$(.34 )	$(1.89)	$(2.23)	$87.85	11.72%[7]	$80,971	.58%[8]	.58%[8]	.98%[8]
12/31/2024	71.49	.84	15.57	16.41	(.92 )	(6.26)	(7.18)	80.72	23.04	75,090.58		.58	1.04
12/31/2023	60.26	.83	14.55	15.38	(.84 )	(3.31)	(4.15)	71.49	25.88	65,454.60		.60	1.25
12/31/2022	75.96	.95	(13.65)	(12.70)	(.96 )	(2.04)	(3.00)	60.26	(16.67)	55,416.60		.60	1.48
12/31/2021	69.15	.96	14.18	15.14	(.94 )	(7.39)	(8.33)	75.96	22.49	70,646.59		.59	1.26
12/31/2020	62.02	.89	8.05	8.94	(1.03)	(.78 )	(1.81)	69.15	14.95	60,572.61		.61	1.48
Class C:
6/30/2025[5,6]	80.19	.09	8.90	8.99	(.03 )	(1.89)	(1.92)	87.26	11.29 [7]	1,162	1.33 [8]	1.33 [8]	.21 [8]
12/31/2024	71.05	.23	15.47	15.70	(.30 )	(6.26)	(6.56)	80.19	22.13	1,183	1.33	1.33	.29
12/31/2023	59.90	.32	14.47	14.79	(.33 )	(3.31)	(3.64)	71.05	24.93	1,196	1.35	1.35	.49
12/31/2022	75.51	.46	(13.56)	(13.10)	(.47 )	(2.04)	(2.51)	59.90	(17.30)	1,180	1.35	1.35	.71
12/31/2021	68.77	.38	14.11	14.49	(.36 )	(7.39)	(7.75)	75.51	21.59	1,723	1.34	1.34	.51
12/31/2020	61.66	.45	8.01	8.46	(.57 )	(.78 )	(1.35)	68.77	14.08	1,671	1.35	1.35	.76
Class T:
6/30/2025[5,6]	80.68	.50	8.96	9.46	(.44 )	(1.89)	(2.33)	87.81	11.86 [7,9]	— [10]	.33 [8,9]	.33 [8,9]	1.23 [8,9]
12/31/2024	71.45	1.05	15.56	16.61	(1.12)	(6.26)	(7.38)	80.68	23.36 [9]	— [10]	.33 [9]	.33 [9]	1.30 [9]
12/31/2023	60.22	1.01	14.55	15.56	(1.02)	(3.31)	(4.33)	71.45	26.22 [9]	— [10]	.32 [9]	.32 [9]	1.52 [9]
12/31/2022	75.93	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.22	(16.46)[9]	— [10]	.34 [9]	.34 [9]	1.73 [9]
12/31/2021	69.12	1.13	14.19	15.32	(1.12)	(7.39)	(8.51)	75.93	22.78 [9]	— [10]	.36 [9]	.36 [9]	1.49 [9]
12/31/2020	62.02	1.04	8.02	9.06	(1.18)	(.78 )	(1.96)	69.12	15.22 [9]	— [10]	.36 [9]	.36 [9]	1.74 [9]
Class F-1:
6/30/2025[5,6]	80.67	.37	8.95	9.32	(.31 )	(1.89)	(2.20)	87.79	11.68 [7]	2,053	.64 [8]	.64 [8]	.91 [8]
12/31/2024	71.44	.79	15.57	16.36	(.87 )	(6.26)	(7.13)	80.67	22.99	1,965.64		.64	.98
12/31/2023	60.22	.79	14.54	15.33	(.80 )	(3.31)	(4.11)	71.44	25.79	1,826.65		.65	1.20
12/31/2022	75.91	.91	(13.63)	(12.72)	(.93 )	(2.04)	(2.97)	60.22	(16.71)	1,640.65		.65	1.41
12/31/2021	69.10	.91	14.18	15.09	(.89 )	(7.39)	(8.28)	75.91	22.42	2,316.65		.65	1.20
12/31/2020	61.98	.87	8.03	8.90	(1.00)	(.78 )	(1.78)	69.10	14.89	2,522.65		.65	1.45
Class F-2:
6/30/2025[5,6]	80.66	.48	8.95	9.43	(.42 )	(1.89)	(2.31)	87.78	11.81 [7]	15,397	.39 [8]	.39 [8]	1.18 [8]
12/31/2024	71.44	1.01	15.56	16.57	(1.09)	(6.26)	(7.35)	80.66	23.30	14,119.38		.38	1.25
12/31/2023	60.21	.97	14.55	15.52	(.98 )	(3.31)	(4.29)	71.44	26.16	12,357.38		.38	1.47
12/31/2022	75.91	1.09	(13.65)	(12.56)	(1.10)	(2.04)	(3.14)	60.21	(16.49)	10,345.39		.39	1.68
12/31/2021	69.11	1.12	14.17	15.29	(1.10)	(7.39)	(8.49)	75.91	22.73	14,149.38		.38	1.47
12/31/2020	62.00	1.02	8.03	9.05	(1.16)	(.78 )	(1.94)	69.11	15.20	11,567.39		.39	1.71
Class F-3:
6/30/2025[5,6]	80.66	.52	8.95	9.47	(.46 )	(1.89)	(2.35)	87.78	11.88 [7]	11,132	.27 [8]	.27 [8]	1.29 [8]
12/31/2024	71.44	1.09	15.56	16.65	(1.17)	(6.26)	(7.43)	80.66	23.44	10,245.28		.28	1.35
12/31/2023	60.21	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.44	26.27	8,837.28		.28	1.57
12/31/2022	75.91	1.16	(13.65)	(12.49)	(1.17)	(2.04)	(3.21)	60.21	(16.39)	7,606.28		.28	1.80
12/31/2021	69.11	1.20	14.17	15.37	(1.18)	(7.39)	(8.57)	75.91	22.86	10,052.28		.28	1.58
12/31/2020	62.00	1.08	8.03	9.11	(1.22)	(.78 )	(2.00)	69.11	15.32	8,288.29		.29	1.81
Class 529-A:
6/30/2025[5,6]	80.52	.38	8.95	9.33	(.33 )	(1.89)	(2.22)	87.63	11.70 [7]	4,491	.61 [8]	.61 [8]	.95 [8]
12/31/2024	71.33	.81	15.53	16.34	(.89 )	(6.26)	(7.15)	80.52	22.98	4,146.62		.62	1.01
12/31/2023	60.13	.80	14.52	15.32	(.81 )	(3.31)	(4.12)	71.33	25.81	3,607.64		.64	1.21
12/31/2022	75.81	.93	(13.63)	(12.70)	(.94 )	(2.04)	(2.98)	60.13	(16.69)	3,061.63		.63	1.44
12/31/2021	69.02	.93	14.16	15.09	(.91 )	(7.39)	(8.30)	75.81	22.46	3,815.63		.63	1.22
12/31/2020	61.92	.86	8.02	8.88	(1.00)	(.78 )	(1.78)	69.02	14.88	3,219.65		.65	1.43
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
6/30/2025[5,6]	$80.75	$.07	$8.97	$9.04	$(.01 )	$(1.89)	$(1.90)	$87.89	11.27%[7]	$74	1.38%[8]	1.38%[8]	.17%[8]
12/31/2024	71.50	.20	15.56	15.76	(.25 )	(6.26)	(6.51)	80.75	22.07	76	1.38	1.38	.24
12/31/2023	60.24	.29	14.56	14.85	(.28 )	(3.31)	(3.59)	71.50	24.87	81	1.40	1.40	.44
12/31/2022	75.90	.43	(13.63)	(13.20)	(.42 )	(2.04)	(2.46)	60.24	(17.34)	86	1.40	1.40	.66
12/31/2021	69.09	.35	14.17	14.52	(.32 )	(7.39)	(7.71)	75.90	21.52	133	1.38	1.38	.46
12/31/2020	61.90	.46	8.03	8.49	(.52 )	(.78 )	(1.30)	69.09	14.05	144	1.40	1.40	.78
Class 529-E:
6/30/2025[5,6]	80.44	.29	8.92	9.21	(.23 )	(1.89)	(2.12)	87.53	11.57 [7]	114	.85 [8]	.85 [8]	.71 [8]
12/31/2024	71.26	.62	15.51	16.13	(.69 )	(6.26)	(6.95)	80.44	22.70	106.86		.86	.77
12/31/2023	60.07	.64	14.51	15.15	(.65 )	(3.31)	(3.96)	71.26	25.52	96.87		.87	.97
12/31/2022	75.73	.78	(13.61)	(12.83)	(.79 )	(2.04)	(2.83)	60.07	(16.89)	82.87		.87	1.21
12/31/2021	68.96	.75	14.14	14.89	(.73 )	(7.39)	(8.12)	75.73	22.16	105.86		.86	.99
12/31/2020	61.85	.73	8.03	8.76	(.87 )	(.78 )	(1.65)	68.96	14.65	96.87		.87	1.23
Class 529-T:
6/30/2025[5,6]	80.68	.48	8.96	9.44	(.42 )	(1.89)	(2.31)	87.81	11.83 [7,9]	— [10]	.38 [8,9]	.38 [8,9]	1.18 [8,9]
12/31/2024	71.45	1.00	15.56	16.56	(1.07)	(6.26)	(7.33)	80.68	23.29 [9]	— [10]	.39 [9]	.39 [9]	1.24 [9]
12/31/2023	60.23	.97	14.54	15.51	(.98 )	(3.31)	(4.29)	71.45	26.11 [9]	— [10]	.39 [9]	.39 [9]	1.46 [9]
12/31/2022	75.93	1.08	(13.65)	(12.57)	(1.09)	(2.04)	(3.13)	60.23	(16.50)[9]	— [10]	.40 [9]	.40 [9]	1.67 [9]
12/31/2021	69.13	1.10	14.17	15.27	(1.08)	(7.39)	(8.47)	75.93	22.69 [9]	— [10]	.41 [9]	.41 [9]	1.44 [9]
12/31/2020	62.02	1.00	8.04	9.04	(1.15)	(.78 )	(1.93)	69.13	15.17 [9]	— [10]	.41 [9]	.41 [9]	1.68 [9]
Class 529-F-1:
6/30/2025[5,6]	80.41	.45	8.93	9.38	(.39 )	(1.89)	(2.28)	87.51	11.79 [7,9]	— [10]	.45 [8,9]	.45 [8,9]	1.11 [8,9]
12/31/2024	71.24	.95	15.51	16.46	(1.03)	(6.26)	(7.29)	80.41	23.21 [9]	— [10]	.45 [9]	.45 [9]	1.18 [9]
12/31/2023	60.06	.91	14.51	15.42	(.93 )	(3.31)	(4.24)	71.24	26.02 [9]	— [10]	.46 [9]	.46 [9]	1.39 [9]
12/31/2022	75.73	1.04	(13.62)	(12.58)	(1.05)	(2.04)	(3.09)	60.06	(16.56)[9]	— [10]	.46 [9]	.46 [9]	1.61 [9]
12/31/2021	68.95	1.06	14.16	15.22	(1.05)	(7.39)	(8.44)	75.73	22.68 [9]	— [10]	.45 [9]	.45 [9]	1.40 [9]
12/31/2020	61.85	.97	8.05	9.02	(1.14)	(.78 )	(1.92)	68.95	15.19 [9]	— [10]	.42 [9]	.42 [9]	1.66 [9]
Class 529-F-2:
6/30/2025[5,6]	80.70	.49	8.96	9.45	(.43 )	(1.89)	(2.32)	87.83	11.84 [7]	517	.37 [8]	.37 [8]	1.20 [8]
12/31/2024	71.47	1.01	15.57	16.58	(1.09)	(6.26)	(7.35)	80.70	23.31	451.37		.37	1.26
12/31/2023	60.24	.98	14.55	15.53	(.99 )	(3.31)	(4.30)	71.47	26.14	354.37		.37	1.48
12/31/2022	75.95	1.10	(13.66)	(12.56)	(1.11)	(2.04)	(3.15)	60.24	(16.48)	265.38		.38	1.71
12/31/2021	69.14	1.12	14.17	15.29	(1.09)	(7.39)	(8.48)	75.95	22.73	303.39		.39	1.47
12/31/2020[5,11]	59.63	.19	9.87	10.06	(.55 )	—	(.55 )	69.14	16.87 [7]	231	.07 [7]	.07 [7]	.29 [7]
Class 529-F-3:
6/30/2025[5,6]	80.70	.50	8.96	9.46	(.44 )	(1.89)	(2.33)	87.83	11.86 [7]	— [10]	.33 [8]	.33 [8]	1.23 [8]
12/31/2024	71.47	1.04	15.57	16.61	(1.12)	(6.26)	(7.38)	80.70	23.34	— [10]	.33	.33	1.29
12/31/2023	60.24	1.00	14.55	15.55	(1.01)	(3.31)	(4.32)	71.47	26.19	— [10]	.33	.33	1.52
12/31/2022	75.95	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.24	(16.45)	— [10]	.34	.34	1.74
12/31/2021	69.13	1.16	14.19	15.35	(1.14)	(7.39)	(8.53)	75.95	22.81	— [10]	.35	.33	1.52
12/31/2020[5,11]	59.63	.20	9.86	10.06	(.56 )	—	(.56 )	69.13	16.88 [7]	— [10]	.09 [7]	.06 [7]	.30 [7]
Class R-1:
6/30/2025[5,6]	80.17	.08	8.90	8.98	(.03 )	(1.89)	(1.92)	87.23	11.27 [7]	102	1.36 [8]	1.36 [8]	.20 [8]
12/31/2024	71.04	.21	15.46	15.67	(.28 )	(6.26)	(6.54)	80.17	22.08	96	1.36	1.36	.26
12/31/2023	59.90	.32	14.46	14.78	(.33 )	(3.31)	(3.64)	71.04	24.90	94	1.36	1.36	.48
12/31/2022	75.51	.45	(13.56)	(13.11)	(.46 )	(2.04)	(2.50)	59.90	(17.30)	84	1.37	1.37	.70
12/31/2021	68.77	.36	14.11	14.47	(.34 )	(7.39)	(7.73)	75.51	21.55	114	1.37	1.37	.48
12/31/2020	61.65	.42	8.02	8.44	(.54 )	(.78 )	(1.32)	68.77	14.05	113	1.39	1.39	.71
Refer to the end of the table(s) for footnote(s).

23	Fundamental Investors

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
6/30/2025[5,6]	$80.02	$.08	$8.88	$8.96	$(.02 )	$(1.89)	$(1.91)	$87.07	11.28%[7]	$749	1.37%[8]	1.37%[8]	.19%[8]
12/31/2024	70.92	.21	15.44	15.65	(.29 )	(6.26)	(6.55)	80.02	22.09	730	1.36	1.36	.26
12/31/2023	59.81	.31	14.44	14.75	(.33 )	(3.31)	(3.64)	70.92	24.90	665	1.37	1.37	.48
12/31/2022	75.41	.44	(13.55)	(13.11)	(.45 )	(2.04)	(2.49)	59.81	(17.32)	587	1.39	1.39	.68
12/31/2021	68.70	.37	14.08	14.45	(.35 )	(7.39)	(7.74)	75.41	21.54	792	1.37	1.37	.48
12/31/2020	61.61	.43	8.01	8.44	(.57 )	(.78 )	(1.35)	68.70	14.06	729	1.38	1.38	.72
Class R-2E:
6/30/2025[5,6]	80.10	.20	8.89	9.09	(.15 )	(1.89)	(2.04)	87.15	11.43 [7]	109	1.07 [8]	1.07 [8]	.49 [8]
12/31/2024	70.99	.44	15.45	15.89	(.52 )	(6.26)	(6.78)	80.10	22.44	97	1.07	1.07	.55
12/31/2023	59.86	.50	14.46	14.96	(.52 )	(3.31)	(3.83)	70.99	25.27	85	1.08	1.08	.77
12/31/2022	75.47	.63	(13.56)	(12.93)	(.64 )	(2.04)	(2.68)	59.86	(17.08)	71	1.09	1.09	.98
12/31/2021	68.75	.58	14.10	14.68	(.57 )	(7.39)	(7.96)	75.47	21.89	104	1.08	1.08	.77
12/31/2020	61.67	.60	8.01	8.61	(.75 )	(.78 )	(1.53)	68.75	14.39	99	1.08	1.08	1.01
Class R-3:
6/30/2025[5,6]	80.44	.26	8.93	9.19	(.20 )	(1.89)	(2.09)	87.54	11.53 [7]	1,695	.92 [8]	.92 [8]	.63 [8]
12/31/2024	71.26	.57	15.51	16.08	(.64 )	(6.26)	(6.90)	80.44	22.63	1,625.92		.92	.70
12/31/2023	60.07	.60	14.52	15.12	(.62 )	(3.31)	(3.93)	71.26	25.46	1,499.93		.93	.92
12/31/2022	75.73	.73	(13.61)	(12.88)	(.74 )	(2.04)	(2.78)	60.07	(16.94)	1,375.93		.93	1.13
12/31/2021	68.96	.70	14.14	14.84	(.68 )	(7.39)	(8.07)	75.73	22.08	1,898.93		.93	.92
12/31/2020	61.84	.70	8.03	8.73	(.83 )	(.78 )	(1.61)	68.96	14.58	1,851.93		.93	1.17
Class R-4:
6/30/2025[5,6]	80.46	.38	8.94	9.32	(.32 )	(1.89)	(2.21)	87.57	11.70 [7]	1,445	.63 [8]	.63 [8]	.93 [8]
12/31/2024	71.28	.81	15.51	16.32	(.88 )	(6.26)	(7.14)	80.46	22.98	1,395.62		.62	1.00
12/31/2023	60.09	.80	14.52	15.32	(.82 )	(3.31)	(4.13)	71.28	25.82	1,336.63		.63	1.22
12/31/2022	75.75	.92	(13.60)	(12.68)	(.94 )	(2.04)	(2.98)	60.09	(16.69)	1,243.63		.63	1.43
12/31/2021	68.97	.92	14.16	15.08	(.91 )	(7.39)	(8.30)	75.75	22.45	1,821.63		.63	1.22
12/31/2020	61.87	.88	8.01	8.89	(1.01)	(.78 )	(1.79)	68.97	14.92	1,847.63		.63	1.47
Class R-5E:
6/30/2025[5,6]	80.48	.46	8.94	9.40	(.40 )	(1.89)	(2.29)	87.59	11.81 [7]	310	.42 [8]	.42 [8]	1.14 [8]
12/31/2024	71.30	.97	15.52	16.49	(1.05)	(6.26)	(7.31)	80.48	23.23	286.42		.42	1.21
12/31/2023	60.10	.90	14.55	15.45	(.94 )	(3.31)	(4.25)	71.30	26.07	223.43		.43	1.37
12/31/2022	75.77	1.04	(13.61)	(12.57)	(1.06)	(2.04)	(3.10)	60.10	(16.54)	319.45		.45	1.60
12/31/2021	68.99	1.10	14.14	15.24	(1.07)	(7.39)	(8.46)	75.77	22.71	551.42		.42	1.45
12/31/2020	61.90	.99	8.02	9.01	(1.14)	(.78 )	(1.92)	68.99	15.14	418.43		.43	1.67
Class R-5:
6/30/2025[5,6]	80.80	.50	8.97	9.47	(.44 )	(1.89)	(2.33)	87.94	11.85 [7]	831	.33 [8]	.33 [8]	1.23 [8]
12/31/2024	71.55	1.05	15.59	16.64	(1.13)	(6.26)	(7.39)	80.80	23.35	810.32		.32	1.30
12/31/2023	60.30	1.00	14.58	15.58	(1.02)	(3.31)	(4.33)	71.55	26.21	752.33		.33	1.51
12/31/2022	76.02	1.12	(13.66)	(12.54)	(1.14)	(2.04)	(3.18)	60.30	(16.45)	782.33		.33	1.73
12/31/2021	69.19	1.15	14.21	15.36	(1.14)	(7.39)	(8.53)	76.02	22.81	1,186.33		.33	1.52
12/31/2020	62.08	1.06	8.03	9.09	(1.20)	(.78 )	(1.98)	69.19	15.25	1,253.33		.33	1.77
Class R-6:
6/30/2025[5,6]	80.72	.52	8.96	9.48	(.46 )	(1.89)	(2.35)	87.85	11.89 [7]	31,085	.27 [8]	.27 [8]	1.29 [8]
12/31/2024	71.48	1.09	15.58	16.67	(1.17)	(6.26)	(7.43)	80.72	23.44	28,382.28		.28	1.35
12/31/2023	60.25	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.48	26.26	26,583.28		.28	1.57
12/31/2022	75.96	1.16	(13.66)	(12.50)	(1.17)	(2.04)	(3.21)	60.25	(16.39)	20,920.28		.28	1.80
12/31/2021	69.14	1.20	14.19	15.39	(1.18)	(7.39)	(8.57)	75.96	22.87	25,982.28		.28	1.58
12/31/2020	62.04	1.08	8.03	9.11	(1.23)	(.78 )	(2.01)	69.14	15.30	21,200.28		.28	1.80
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	24

Financial highlights (continued)

	Six months ended June 30, 2025[5,6,7]	Year ended December 31,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	13%	28%	28%	27%	25%	48%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

25	Fundamental Investors

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

Fundamental Investors	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Fundamental Investors

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 05, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 05, 2025